UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
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Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      C. Martin Meekins
           --------------------------------------------------
Title:     General Counsel and Chief Compliance Officer
           --------------------------------------------------
Phone:     310-843-3071
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ C. Martin Meekins      Los Angeles, California       02/14/2013
       ---------------------   ----------------------------   ---------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        61
                                               -------------

Form 13F Information Table Value Total:        $  4,048,660
                                               -------------
                                                (thousands)


List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is
     filed,  other  than  the  manager  filing  this  report.       NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- --------- ------------------- ---------- -------- ---------------------
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- --------- ------ ----
AMERICAN INTL GROUP INC      COM-NEW          026874784    44,125  1,250,000 SH       SOLE                1,250,000      0    0
BALLY TECHNOLOGIES INC       COM              05874B107    60,359  1,350,000 SH       SOLE                1,350,000      0    0
BARD C R INC                 COM              067383109     8,797     90,000 SH       SOLE                   90,000      0    0
BARNES GROUP INC             NOTE 3.375% 3/1  067806AD1    10,912 10,435,000 PRN      SOLE                        0      0    0
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113       925    311,380 SH       SOLE                  311,380      0    0
CIT GROUP INC                COM NEW          125581801    61,824  1,600,000 SH       SOLE                1,600,000      0    0
COBALT INTL ENERGY INC       NOTE 2.625%12/0  19075FAA4    20,170 20,000,000 PRN      SOLE                        0      0    0
COMMUNITY HEALTH SYS INC NEW COM              203668108    10,759    350,000 SH       SOLE                  350,000      0    0
COMTECH TELECOMMUNICATIONS C NOTE 3.000% 5/0  205826AF7    16,318 15,970,000 PRN      SOLE                        0      0    0
COMVERSE INC                 COM              20585P105     3,660    128,278 SH       SOLE                  128,278      0    0
COMVERSE TECHNOLOGY INC      COM PAR $0.10    205862402     4,926  1,282,775 SH       SOLE                1,282,775      0    0
CONSTELLATION BRANDS INC     CL A             21036P108     8,848    250,000 SH       SOLE                  250,000      0    0
CORELOGIC INC                COM              21871D103     6,514    241,977 SH       SOLE                  241,977      0    0
DENDREON CORP                NOTE 2.875% 1/1  24823QAC1    26,577 35,500,000 PRN      SOLE                        0      0    0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302    21,329    364,598 SH       SOLE                  364,598      0    0
DOLLAR FINL CORP             NOTE 2.875% 6/3  256664AB9     4,718  4,630,000 PRN      SOLE                        0      0    0
E TRADE FINANCIAL CORP       NOTE 8/3         269246AZ7     9,639 10,500,000 PRN      SOLE                        0      0    0
ELECTRONIC ARTS INC          NOTE 0.750% 7/1  285512AA7    10,651 11,500,000 PRN      SOLE                        0      0    0
ENERSYS                      NOTE 3.375% 6/0  29275YAA0    11,733 10,000,000 PRN      SOLE                        0      0    0
EXPRESS SCRIPTS HLDG CO      COM              30219G108    40,500    750,000 SH       SOLE                  750,000      0    0
FIRST AMERN FINL CORP        COM              31847R102     5,829    241,977 SH       SOLE                  241,977      0    0
FOREST CITY ENTERPRISES INC  NOTE 4.250% 8/1  345550AP2     4,220  4,000,000 PRN      SOLE                        0      0    0
GENCORP INC                  SDCV 4.062%12/3  368682AN0    18,547 15,100,000 PRN      SOLE                        0      0    0
GENERAL DYNAMICS CORP        COM              369550108   121,223  1,750,000 SH  PUT  SOLE                1,750,000      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126     3,164    253,355 SH       SOLE                  253,355      0    0
GLOBAL EAGLE ACQUISITION COR *W EXP 05/13/201 37951D110       701    947,000 SH       SOLE                  947,000      0    0
GLOBAL EAGLE ACQUISITION COR COM              37951D102    11,964  1,200,000 SH       SOLE                1,200,000      0    0
GROUP 1 AUTOMOTIVE INC       FRNT 2.250% 6/1  398905AE9     4,699  4,000,000 PRN      SOLE                        0      0    0
ISHARES TR                   RUSSELL 2000     464287655   198,147  2,350,000 SH  PUT  SOLE                2,350,000      0    0
KNIGHT CAP GROUP INC         NOTE 3.500% 3/1  499005AE6    71,075 71,550,000 PRN      SOLE                        0      0    0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    64,965    750,000 SH       SOLE                  750,000      0    0
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104    89,544  4,550,000 SH       SOLE                4,550,000      0    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106    61,137    527,000 SH       SOLE                  527,000      0    0
LIFE TECHNOLOGIES CORP       COM              53217V109    24,515    500,000 SH       SOLE                  500,000      0    0
LOCKHEED MARTIN CORP         COM              539830109   507,595  5,500,000 SH  PUT  SOLE                5,500,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    23,195    500,000 SH       SOLE                  500,000      0    0
NETAPP INC                   NOTE 1.750% 6/0  64110DAB0     3,377  3,000,000 PRN      SOLE                        0      0    0
NORTHROP GRUMMAN CORP        COM              666807102    33,790    500,000 SH  PUT  SOLE                  500,000      0    0
ON SEMICONDUCTOR CORP        NOTE 2.625%12/1  682189AH8    30,242 28,250,000 PRN      SOLE                        0      0    0
PHOTRONICS INC               NOTE 3.250% 4/0  719405AH5    13,296 13,197,000 PRN      SOLE                        0      0    0
RTI INTL METALS INC          NOTE 3.000%12/0  74973WAA5    18,146 16,627,000 PRN      SOLE                        0      0    0
SALLY BEAUTY HLDGS INC       COM              79546E104    61,282  2,600,000 SH       SOLE                2,600,000      0    0
SEALED AIR CORP NEW          COM              81211K100     8,755    500,000 SH  CALL SOLE                               0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605    65,560  4,000,000 SH  PUT  SOLE                4,000,000      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704    18,089    477,294 SH       SOLE                  477,294      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704    53,060  1,400,000 SH  PUT  SOLE                1,400,000      0    0
SELECT SECTOR SPDR TR        SBI MATERIALS    81369Y100     8,807    234,600 SH       SOLE                  234,600      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   152,299    940,000 SH       SOLE                  940,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   283,535  1,750,000 SH  CALL SOLE                               0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   129,616    800,000 SH  PUT  SOLE                  800,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103 1,056,340  7,417,600 SH  PUT  SOLE                7,417,600      0    0
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714   143,464  2,300,000 SH  PUT  SOLE                2,300,000      0    0
SPIRIT RLTY CAP INC          COM              84860F109    68,454  3,850,082 SH       SOLE                3,850,082      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100    24,948  4,400,000 SH       SOLE                4,400,000      0    0
TELEFLEX INC                 NOTE 3.875% 8/0  879369AA4    13,598 10,587,000 PRN      SOLE                        0      0    0
TEREX CORP NEW               NOTE 4.000% 6/0  880779AV5     3,256  1,750,000 PRN      SOLE                        0      0    0
TFS FINL CORP                COM              87240R107    57,720  6,000,000 SH       SOLE                6,000,000      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104    58,793  2,010,032 SH       SOLE                2,010,032      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104    58,500  2,000,000 SH  CALL SOLE                               0    0
VECTOR GROUP LTD             FRNT 1/1         92240MAY4     5,353  5,000,000 SH       SOLE                5,000,000      0    0
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